Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Summary of Defined Benefit Plans

	December 31, 2018	December 31, 2017
Income statement charge for:
Pension plan	$3,463	$2,841
Supplemental Pension Plan	92	610
	$3,555	$3,451

Actuarial losses recognised in the statement of other
comprehensive income in the period (before tax)	$(1,197)	$(3,121)

Cumulative actuarial losses recognised in the statement of
other comprehensive income (before tax)	$(19,838)	$(18,641)

Summary of Amounts Recognised in the Balance Sheet for All Pension Plans
The amounts recognised in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2018			December 31, 2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

Present value of obligations	$(16,239)	$(37,075)	$(53,314)	$(16,028)	$(43,956)	$(59,984)
Fair value of plan assets	1,864	46,195	48,059	2,429	53,875	56,304
Asset (liability) on balance sheet	$(14,375)	$9,120	$(5,255)	$(13,599)	$9,919	$(3,680)

Summary of Movement in the Defined Benefit Obligation Over the Year
The movement in the present value of the defined benefit obligation over the years is as follows:

	2018			2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

Balance at January 1,	$(16,028)	$(43,956)	$(59,984)	$(12,936)	$(37,686)	$(50,622)
Current service cost	(2,935)	(269)	(3,204)	(2,102)	(877)	(2,979)
Past service cost	—	(146)	(146)	(206)	(208)	(414)
Interest cost	(601)	(1,403)	(2,004)	(620)	(1,508)	(2,128)
Actuarial gain (loss)	(1,209)	2,512	1,303	(292)	(2,390)	(2,682)
Benefit payments	1,066	2,829	3,895	1,060	1,485	2,545
Exchange gain (loss)	3,468	3,358	6,826	(932)	(2,772)	(3,704)
Balance at December 31,	$(16,239)	$(37,075)	$(53,314)	$(16,028)	$(43,956)	$(59,984)

Summary of Movement in the Fair Value of Plan Assets of the Year
The movement in the fair value of plan assets over the years is as follows:

	2018			2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

At January 1,	$2,429	$53,875	$56,304	$2,054	$49,306	$51,360
Interest income on plan assets	73	1,726	1,799	86	1,983	2,069
Actuarial gain (loss)	(64)	(2,436)	(2,500)	(55)	(384)	(439)
Contributions by employer	—	—	—	219	1,196	1,415
Benefit payments	(399)	(2,828)	(3,227)	(57)	(1,485)	(1,542)
Exchange gain (loss)	(175)	(4,142)	(4,317)	182	3,259	3,441
At December 31,	$1,864	$46,195	$48,059	$2,429	$53,875	$56,304

Summary of Amounts Recognised in the Income Statement
The amounts recognised in the consolidated statement of operations are as follows:

	2018			2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

Current service cost	$2,935	$269	$3,204	$2,102	$877	$2,979
Interest cost	601	1,404	2,005	620	1,508	2,128
Past Service Cost	—	146	146	206	208	414
Expected return on plan assets	(73)	(1,727)	(1,800)	(87)	(1,983)	(2,070)
Defined benefit plans expense	$3,463	$92	$3,555	$2,841	$610	$3,451

Summary of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	2018				2017
	Pension Plan			SERP	Pension Plan			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	—	—	3.4	3.4	—	—	3.9	3.9
Discount rate - beginning of year	1.7	11.0	3.4	3.4	1.6	10.5	3.9	3.9
Discount rate - end of year	1.7	15.0	3.9	3.9	1.7	11.0	3.4	3.4
Rate of salary escalation	2.8	9.0	2.0	2.0	2.8	6.5	2.0	2.0
Average remaining service period of active employees expected to receive benefits	—	—	1.6 years	1.6 years	—	—	8.2 years	8.2 years

Summary of Defined Benefit Plans' Weighted Average Asset Allocation Percentages by Asset Category
The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2018		December 31, 2017
	Pension Plan	SERP	Pension Plan	SERP
Investment funds
Money market	2%	1%	—	6%
Canadian fixed income	98%	6%	100%	2%
Canadian equities	—	22%	—	20%
US equities	—	10%	—	19%
International equities	—	12%	—	7%
Other (1)	—	49%	—	46%
Total	100%	100%	100%	100%

[1] Assets held by the Canada Revenue Agency in the refundable tax account

Summary of Sensitivity of the Overall Pension Obligation to Changes in the Weighted Principal Assumptions
The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $2,189
	Decrease by 0.5%	Increase by $2,401
Salary escalation rate	Increase by 0.5%	Increase by $nil
	Decrease by 0.5%	Decrease by $nil